Debt facilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of company’s outstanding debt instruments
	June 30, 2021	December 31, 2020
Term loan	$49,000,000	$49,000,000
PPP small business loan	3,193,300	3,193,300
Total outstanding principal amount	52,193,300	52,193,300
Less unamortized debt issuance fees	1,006,148	1,173,330
Less current maturities	19,526,633	10,323,138
Total long-term debt	$31,660,519	$40,696,832

	December 31,
	2020	2019
Term loan	$49,000,000	$24,000,000
PPP small business loan	3,193,300	—
Total outstanding principal amount	52,193,300	24,000,000
Less unamortized debt issuance fees	1,173,330	818,760
Less current maturities	10,323,138	—
Total long-term debt	$40,696,832	$23,181,240

Schedule of term loan and PPP loan payments
Fiscal Year
Remainder of 2021	$9,244,903
2022	18,448,397
2023	16,333,333
2024	8,166,667
2025	—
$52,193,300

Year Ending December 31,
2021	$10,323,138
2022	18,731,273
2023	16,333,333
2024	6,805,556
2025	—
$52,193,300

Schedule of future payments under financing obligations
Fiscal Year
Remainder of 2021	$573,803
2022	1,326,390
2023	1,330,651
2024	1,165,122
2025	751,928
Thereafter	294,072
Total future payments	5,441,966
Less amount representing interest	1,170,831
Total financing obligations	$4,271,135

Year Ending December 31,
2021	$1,169,175
2022	1,346,001
2023	1,336,393
2024	1,170,864
2025	757,670
Thereafter	178,723
Total future payments	5,958,826
Less amount representing interest	1,391,880
Total financing obligations	$4,566,946